Commitments and Contingencies (Details) - Standby Letters of Credit - Line of Credit $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 480.0
In Use	111.7
Letters of credit outstanding, amount	$ 112.1
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	3 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 135.0
In Use	27.8
Letters of credit outstanding, amount	28.9
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	14.1
Letters of credit outstanding, amount	17.6
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	135.0
In Use	39.1
Letters of credit outstanding, amount	32.7
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	30.7
Letters of credit outstanding, amount	32.9
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	4.4
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	9.3
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0
In Use	4.6
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	23.4
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	14.1
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	29.8
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	26.1
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	200.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	$ 60.0